Finance Receivables - Net Finance Receivables by Type and by Days Delinquent (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Net finance receivables:
Finance receivables	$ 15,559	$ 6,609
Total delinquent finance receivables	454	250
60-89 days past due
Net finance receivables:
Finance receivables	172	85
90-119 days past due
Net finance receivables:
Finance receivables	116	60
120-149 days past due
Net finance receivables:
Finance receivables	73	47
150-179 days past due
Net finance receivables:
Finance receivables	75	41
180 days or more past due
Net finance receivables:
Finance receivables	18	17
Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current	14,873	6,220
30-59 days past due
Net finance receivables:
Finance receivables	232	139
Personal Loans
Net finance receivables:
Finance receivables	13,295	3,831
Total delinquent finance receivables	348	114
Personal Loans | 60-89 days past due
Net finance receivables:
Finance receivables	127	37
Personal Loans | 90-119 days past due
Net finance receivables:
Finance receivables	97	30
Personal Loans | 120-149 days past due
Net finance receivables:
Finance receivables	58	24
Personal Loans | 150-179 days past due
Net finance receivables:
Finance receivables	62	21
Personal Loans | 180 days or more past due
Net finance receivables:
Finance receivables	4	2
Personal Loans | Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current	12,777	3,661
Personal Loans | 30-59 days past due
Net finance receivables:
Finance receivables	170	56
SpringCastle Portfolio
Net finance receivables:
Finance receivables	1,703	2,091
Total delinquent finance receivables	66	90
SpringCastle Portfolio | 60-89 days past due
Net finance receivables:
Finance receivables	26	34
SpringCastle Portfolio | 90-119 days past due
Net finance receivables:
Finance receivables	16	21
SpringCastle Portfolio | 120-149 days past due
Net finance receivables:
Finance receivables	12	17
SpringCastle Portfolio | 150-179 days past due
Net finance receivables:
Finance receivables	11	16
SpringCastle Portfolio | 180 days or more past due
Net finance receivables:
Finance receivables	1	2
SpringCastle Portfolio | Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current	1,588	1,937
SpringCastle Portfolio | 30-59 days past due
Net finance receivables:
Finance receivables	49	64
Real Estate Loans
Net finance receivables:
Finance receivables	538	639
Total delinquent finance receivables	39	44
Real Estate Loans | 60-89 days past due
Net finance receivables:
Finance receivables	19	13
Real Estate Loans | 90-119 days past due
Net finance receivables:
Finance receivables	3	9
Real Estate Loans | 120-149 days past due
Net finance receivables:
Finance receivables	2	5
Real Estate Loans | 150-179 days past due
Net finance receivables:
Finance receivables	2	4
Real Estate Loans | 180 days or more past due
Net finance receivables:
Finance receivables	13	13
Real Estate Loans | Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current	486	577
Real Estate Loans | 30-59 days past due
Net finance receivables:
Finance receivables	13	18
Retail Sales Finance
Net finance receivables:
Finance receivables	23	48
Total delinquent finance receivables	1	2
Retail Sales Finance | 60-89 days past due
Net finance receivables:
Finance receivables	0	1
Retail Sales Finance | 90-119 days past due
Net finance receivables:
Finance receivables	0	0
Retail Sales Finance | 120-149 days past due
Net finance receivables:
Finance receivables	1	1
Retail Sales Finance | 150-179 days past due
Net finance receivables:
Finance receivables	0	0
Retail Sales Finance | 180 days or more past due
Net finance receivables:
Finance receivables	0	0
Retail Sales Finance | Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Current	22	45
Retail Sales Finance | 30-59 days past due
Net finance receivables:
Finance receivables	$ 0	$ 1